Offsets - Offset: 1	Mar. 30, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	iShares Gold Trust
File Number	333-255651
Initial Filing Date	Apr. 30, 2021
Fee Offset Claimed | $	$ 850,711.95
Unsold Securities Associated with Fee Offset Claimed | shares	215,113,579
Termination / Withdrawal Statement	The registrant terminated or completed any offering that included the unsold securities associated with the claimed offset under the prior registration statement.